Principal alliances - Investor Agreement with Regeneron Pharmaceuticals, Inc. (Details) - shares		1 Months Ended
	May 29, 2020	Jan. 31, 2014
Public offering | Regeneron
Disclosure of detailed information about Principal Alliances [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	13,000,000
Regeneron Pharmaceuticals, INC | 2014 Amended Investment Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum ownership percentage allowed to acquire		30.00%